Produced Content, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Film, Capitalized Cost [Abstract]
Amortization expense for produced content predominantly monetized with other content assets	¥ 5,253,938	$ 719,787	¥ 5,207,542	¥ 4,556,960
Film, Monetized in Film Group, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Amortization expense for produced content predominantly monetized on its own	¥ 543,712	$ 74,488	¥ 1,088,244	¥ 735,169
Film, Monetized on Its Own, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Accrued participation liabilities	¥ 307,632				$ 42,145